Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Related parties
Schedule of transactions with associates and their balances of related parties

The Group’s transactions with related parties as detailed below, are mainly comprised of compensation to directors and key-management personnel, transactions with associates and transactions with entities which are controlled by or under joint control of those which retain significant influence over the Company.

(a)	Associates:
(1)	Transactions:

	Note	2021	2020	2019

		US $’000
Other operating income	18	355	125	261
Operating expenses and cost of services	17	5,981	2,181	4,126

(2)	Balances:

	Note	2021	2020

		US $’000
Trade and other receivables	8	22,549	18,631
Trade and other payables	14	219	301

Schedule of Key management personnel
(b)	Key management personnel (*):

	2021	2020	2019

	US $’000
Short-term employee benefits	5,864	5,417	3,637

Share-based compensation	9,371	200	189

Long-term employee benefits	467	385	370

Schedule of other related parties transactions and balances
(c)	Other related parties (excluding those detailed in (a)-(b) above)
(1)	Transactions:

	Note	2021	2020	2019

		US $’000
Income from voyages and related services	16	16,830	8,090	10,393
Operating expenses and cost of services	17	4,976	7,301	9,788
Other operating income	18	6	18	23
Finance income	23 (a)			49
Finance expenses	23 (b)	7,731	5,375	5,930

28	Related parties (cont’d)

(c)Other related parties (excluding those detailed in (a)-(b) above) (cont’d)

(2)Transactions with directors:

	2021	2020	2019

	US $’000
Directors fees	1,228	1,309	1,738

(3)	Balances:

	Note	2021	2020
		US $’000
Trade and other receivables	8	3,295	1,149
Trade and other payables	14	540	934
Lease liabilities (*)	7	114,270	57,959

(*)	Includes lease liabilities for which the Group paid (principal and interest) $70 million and $22 million during the year ended December 31, 2021 and 2020 respectively.